Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.60375%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,532,629.94

Principal:
Principal Collections	$20,704,527.70
Prepayments in Full	$9,752,374.46
Liquidation Proceeds	$443,199.99
Recoveries	$6,623.83
Sub Total	$30,906,725.98
Collections	$33,439,355.92

Purchase Amounts:
Purchase Amounts Related to Principal	$58,076.20
Purchase Amounts Related to Interest	$160.23
Sub Total	$58,236.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,497,592.35

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,497,592.35
Servicing Fee	$815,900.73	$815,900.73	$0.00	$0.00	$32,681,691.62
Interest - Class A-1 Notes	$52,167.51	$52,167.51	$0.00	$0.00	$32,629,524.11
Interest - Class A-2a Notes	$678,333.33	$678,333.33	$0.00	$0.00	$31,951,190.78
Interest - Class A-2b Notes	$224,211.81	$224,211.81	$0.00	$0.00	$31,726,978.97
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$30,871,078.97
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$30,581,018.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,581,018.64
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$30,488,120.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,488,120.81
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$30,423,567.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,423,567.48
Regular Principal Payment	$45,726,520.40	$30,423,567.48	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$33,497,592.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,423,567.48
Total					$30,423,567.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$24,202,830.80	$118.06	$52,167.51	$0.25	$24,254,998.31	$118.31
Class A-2a Notes	$4,561,873.57	$16.59	$678,333.33	$2.47	$5,240,206.90	$19.06
Class A-2b Notes	$1,658,863.11	$16.59	$224,211.81	$2.24	$1,883,074.92	$18.83
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$30,423,567.48	$28.90	$2,258,124.14	$2.15	$32,681,691.62	$31.05

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$24,202,830.80	0.1180626	$0.00	0.0000000
Class A-2a Notes	$275,000,000.00	1.0000000	$270,438,126.43	0.9834114
Class A-2b Notes	$100,000,000.00	1.0000000	$98,341,136.89	0.9834114
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$871,812,830.80	0.8282392	$841,389,263.32	0.7993362

Pool Information
Weighted Average APR	3.313%	3.294%
Weighted Average Remaining Term	54.06	53.19
Number of Receivables Outstanding	36,913	36,305
Pool Balance	$979,080,879.72	$947,781,417.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$886,858,417.53	$858,724,183.98
Pool Factor	0.8429461	0.8159986

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$89,057,233.78
Targeted Overcollateralization Amount	$121,695,107.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,392,154.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$341,283.61
(Recoveries)		9	$6,623.83
Net Loss for Current Collection Period			$334,659.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4102%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1895%
Second Prior Collection Period			0.4487%
Prior Collection Period			0.3124%
Current Collection Period			0.4168%
Four Month Average (Current and Prior Three Collection Periods)			0.3419%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		380	$1,165,947.32
(Cumulative Recoveries)			$13,841.11
Cumulative Net Loss for All Collection Periods			$1,152,106.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0992%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,068.28
Average Net Loss for Receivables that have experienced a Realized Loss			$3,031.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	190	$5,434,797.87
61-90 Days Delinquent	0.07%	20	$674,787.03
91-120 Days Delinquent	0.01%	3	$109,293.10
Over 120 Days Delinquent	0.00%	1	$22,840.47
Total Delinquent Receivables	0.66%	214	$6,241,718.47

Repossession Inventory:
Repossessed in the Current Collection Period		11	$320,855.66
Total Repossessed Inventory		19	$600,747.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0587%
Prior Collection Period			0.0704%
Current Collection Period			0.0661%
Three Month Average			0.0651%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0851%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer